Streaming Arrangement - copper stream reconciliations compound derivative (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		R 0
Fair value movements on streaming arrangements		(854)	R 0	R 0
Translation		(168)	0
Balance at end of year		5,736	0
Streaming contract liabilities		455	0	85
Streaming contract liabilities		5,281	0	0
Copper stream
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		0
Balance at end of year		2,403	0
Copper stream | Copper Compound Derivative
Disclosure of streaming arrangement [Line Items]
Balance at beginning of year		0	0
Fair value movements on streaming arrangements		361	0
Translation		(5)	0
Balance at end of year		147	0	R 0
Streaming contract liabilities		32	0
Streaming contract liabilities		R 115	R 0
Copper stream | Copper Compound Derivative | MAC Copper
Disclosure of streaming arrangement [Line Items]
Acquisitions through business combinations Copper Compound Derivative	R (209)